ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
ASSETS.
Cash and cash equivalents	¥ 7,165,584	$ 1,038,912	¥ 6,116,360		¥ 4,418,416
Amount due from related parties | ¥	428,108		978,175
TOTAL ASSETS	40,343,170	5,849,210	33,504,995
LIABILITIES
Amounts due to related parties	113,697	16,485	214,057
Short term loans	150,000	21,748	397,576
TOTAL LIABILITIES	21,411,873	3,104,430	18,288,386
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	22	3	22
Additional paid-in capital	6,095,225	883,725	5,672,267
Retained earnings	12,803,684	1,856,360	9,642,506
Other comprehensive loss	(51,775)	(7,507)	(110,932)
TOTAL EQUITY	18,847,156	2,732,581	15,203,863
TOTAL LIABILITIES AND EQUITY	¥ 40,343,170	$ 5,849,210	¥ 33,504,995
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	325,591,776	325,591,776	315,433,018
Ordinary shares, outstanding (in shares)	322,792,063	322,792,063	310,486,975		304,453,780
360 Finance, Inc | Reportable legal entities
ASSETS.
Cash and cash equivalents	¥ 464,323	$ 67,321	¥ 7,117
Prepaid expenses and other assets	6,325	917
Amount due from related parties | ¥			10,134
Amount due from subsidiaries and VIEs	295,180	42,797	1,711,633
Investments in subsidiaries and VIEs	18,275,772	2,649,738	14,032,928
TOTAL ASSETS	19,041,600	2,760,773	15,761,812
LIABILITIES
Accrued expenses and other current liabilities	194,444	28,192	310,373
Short term loans | ¥			247,576
TOTAL LIABILITIES	194,444	28,192	557,949
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	22	3	22
Additional paid-in capital	6,095,225	883,725	5,672,267
Retained earnings	12,803,684	1,856,360	9,642,506
Other comprehensive loss	(51,775)	(7,507)	(110,932)
TOTAL EQUITY	18,847,156	2,732,581	15,203,863
TOTAL LIABILITIES AND EQUITY	¥ 19,041,600	$ 2,760,773	¥ 15,761,812
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)			315,433,018
Ordinary shares, outstanding (in shares)			310,486,975